CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Redeemable convertible preferred stock, Par Value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, Shares Authorized	0	89,016,578
Redeemable convertible preferred stock, Shares Issued	0	85,960,088
Redeemable convertible preferred stock, Shares Outstanding	0	85,960,088
Redeemable convertible preferred stock, Aggregate Liquidation Preference	$ 0	$ 370,540
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Voting common stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	492,815,092	125,000,000
Common Stock, Shares, Issued	47,222,419	2,675,979
Common Stock, Shares, Outstanding	47,222,419	2,675,979
Non-voting common stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	7,184,908	85,960,088
Common Stock, Shares, Issued	7,184,908	0
Common Stock, Shares, Outstanding	7,184,908	0